Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	RidgeWorth Funds
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
RidgeWorth Seix Core Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	SEIX CORE BOND FUND Summary Section A Shares, R Shares, I Shares and IS Shares
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Seix Core Bond Fund (the “Fund”) seeks to maximize long term total return through a combination of current income and capital appreciation, consistent with capital preservation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 75 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 168% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	168.00%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in RidgeWorth Funds. More information about these and other discounts is available from your financial professional and in Sales Charges on page 75 of the Fund’s prospectus and Rights of Accumulation on page 73 of the Fund’s statement of additional information.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that you reinvest all dividends and distributions. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests in various types of income-producing debt securities including mortgage- and asset-backed securities, government and agency obligations, and corporate obligations. The Fund may invest in debt obligations of U.S. and non-U.S. issuers, including investment grade rated emerging market debt. The Fund's investment in non-U.S. issuers may at times be significant.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in investment grade fixed income securities. These securities will be chosen from the broad universe of available fixed income securities rated investment grade, or unrated securities that the Fund's Subadviser, Seix Investment Advisors LLC ("Seix" or the "Subadviser"), believes are of comparable quality.

A security's rating will be governed by the Barclays methodology as follows: when Standard & Poor's Financial Services LLC, Moody's Investors Service, Inc. and Fitch, Inc. provide a rating, Seix will assign the middle rating of the three; if only two of those three rating agencies rate the security, Seix will assign the lowest rating; if only one rating agency assigns a rating, Seix will use that rating. If none of the three provide a rating, Seix may rely on a rating provided by another nationally recognized statistical ratings organization ("NRSRO").

The Fund can hold up to 5% of its net assets in securities that are downgraded below investment grade. The Fund may also invest a portion of its assets in securities that are restricted as to resale. As a result of its investment strategy, the Fund's portfolio turnover rate may be 100% or more.

In selecting investments for purchase and sale, the Subadviser generally selects a greater weighting in corporate obligations and mortgage-backed securities relative to the Fund's comparative benchmark, and a lower relative weighting in U.S. Treasury and government agency issues.

The Subadviser anticipates that the Fund's modified-adjusted duration will mirror that of the Barclays U.S. Aggregate Bond Index, plus or minus 20%. For example, if the duration of the Barclays U.S. Aggregate Bond Index is 5 years, the Fund's duration may be 4–6 years. As of July 1, 2015, the duration of the Barclays U.S. Aggregate Bond Index was 5.68 years.

Duration measures a bond or Fund's sensitivity to interest rate changes and is expressed as a number of years. The higher the number, the greater the risk. Under normal circumstances, for example, if a portfolio has a duration of 5 years, its value will change by 5% if rates change by 1%. Shorter duration bonds result in lower expected volatility.

			The Fund may use U.S. Treasury Securities futures as a vehicle to adjust duration and manage its interest rate exposure. The Fund may also utilize Treasury Inflation Protected Securities ("TIPS") opportunistically. The Fund will not buy or sell any other types of derivative instruments (such as foreign currency forward contracts, swaps, including credit default swaps, OTC futures, credit linked notes, options, inverse floaters and warrants). The Fund may count the value of exchange traded futures and TIPS towards its policy to invest, under normal circumstances, at least 80% of its net assets in fixed income securities.
Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may lose money if you invest in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Debt Securities Risk: Debt securities, such as bonds, involve credit risk. Credit risk is the risk that the borrower will not make timely payments of principal or interest or will default. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on the issuer's financial condition and on the terms of the securities.

Debt securities are also subject to interest rate risk, which is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Foreign Companies and Securities Risk: Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights. All of these risks are increased for investments in emerging markets.

Frequent Trading Risk: Frequent buying and selling of investments may involve higher trading costs and other expenses and may affect the Fund's performance over time. High rates of portfolio turnover may result in the realization of short-term capital gains and losses. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains or losses may be considered ordinary income for federal income tax purposes.

Futures Contract Risk: The risks associated with futures include: the Subadviser's ability to manage these instruments, the potential inability to terminate or sell a position, the lack of a liquid secondary market for the Fund's position, mispricing or improper valuation and that the other party to a derivative transaction will not meet its obligations. The prices of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility and unexpected losses.

A liquid secondary market may not always exist for the Fund's derivative positions at any time. In fact, many over-the-counter instruments (instruments not traded on exchange) may not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage- and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial assets. The value of these securities will be influenced by the factors affecting the assets underlying such securities, swings in interest rates, changes in default rates, or deteriorating economic conditions.

During periods of declining asset values, mortgage-backed and asset-backed securities may face valuation difficulties and may become more volatile and/or illiquid. The risk of default is generally higher in the case of securities backed by loans made to borrowers with "sub-prime" credit metrics.

If market interest rates increase substantially and the Fund's adjustable-rate securities are not able to reset to market interest rates during any one adjustment period, the value of the Fund's holdings and its net asset value may decline until the adjustable-rate securities are able to reset to market rates. In the event of a dramatic increase in interest rates, the lifetime limit on a security's interest rate may prevent the rate from adjusting to prevailing market rates. In such an event, the security could underperform and affect the Fund's net asset value.

Prepayment and Call Risk: During periods of falling interest rates, an issuer of a callable bond held by the Fund may "call" or prepay the bond before its stated maturity date. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest the proceeds in securities with a lower yield or fail to recover additional amounts paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decline in the Fund's income.

Restricted Securities Risk: Certain debt securities may be restricted securities, which are not registered with the SEC and thus may not be sold publicly until registration has been made. Therefore, there is the absence of a public market and there is limited investor information.

Swap Risk: The Fund may enter into swap agreements, including credit default and interest rate swaps, for purposes of attempting to gain exposure to a particular asset without actually purchasing that asset or to hedge a position. Credit default swaps may increase or decrease the Fund's exposure to credit risk and could result in losses if the Subadviser does not correctly evaluate the creditworthiness of the entity on which the credit default swap is based. Swap agreements may also subject the Fund to the risk that the counterparty to the transaction may not meet its obligations.

			U.S. Government Securities Risk: U.S. Treasury securities are backed by the full faith and credit of the U.S. government, while other types of securities issued or guaranteed by federal agencies, instrumentalities, and U.S. government-sponsored entities may or may not be backed by the full faith and credit of the U.S. government. U.S. government securities may underperform other segments of the fixed income market or the fixed income market as a whole.
Risk Lose Money [Text]		rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk Not Insured Depository Institution [Text]		rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. The Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. As of the fiscal year ended March 31, 2015, the Fund had not issued IS Shares. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year. Updated performance information is available by contacting the RidgeWorth Funds at 1-888-784-3863 or by visiting www.ridgeworth.com.

The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

			The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following table compares the Fund's average annual total returns for the periods indicated with those of a broad measure of market performance.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	As of the fiscal year ended March 31, 2015, the Fund had not issued IS Shares. Performance information for IS shares will be included after the share class has been in operation for one complete calendar year.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-888-784-3863
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.ridgeworth.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	This bar chart shows the changes in performance of the Fund’s I Shares from year to year.
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the I Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
8.51%	-2.53%
(12/31/2008)	(6/30/2013)

Performance Table Heading		rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]		rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for only the I Shares. After-tax returns for other share classes will vary.
Performance Table Footnotes		rr_PerformanceTableFootnotesTextBlock	(1) At the close of business on July 31, 2009, all outstanding C Shares converted to R Shares. R Share performance shown prior to that date is that of C Shares and has not been adjusted to reflect R Shares expenses.
RidgeWorth Seix Core Bond Fund | A Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.62%
1 year		rr_ExpenseExampleYear01	$ 535
3 years		rr_ExpenseExampleYear03	664
5 years		rr_ExpenseExampleYear05	804
10 years		rr_ExpenseExampleYear10	1,212
1 year		rr_ExpenseExampleNoRedemptionYear01	535
3 years		rr_ExpenseExampleNoRedemptionYear03	664
5 years		rr_ExpenseExampleNoRedemptionYear05	804
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,212
1 Year		rr_AverageAnnualReturnYear01	1.16%
5 Years		rr_AverageAnnualReturnYear05	3.10%
10 Years		rr_AverageAnnualReturnYear10	4.29%
RidgeWorth Seix Core Bond Fund | R Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.85%
1 year		rr_ExpenseExampleYear01	$ 87
3 years		rr_ExpenseExampleYear03	271
5 years		rr_ExpenseExampleYear05	471
10 years		rr_ExpenseExampleYear10	1,049
1 year		rr_ExpenseExampleNoRedemptionYear01	87
3 years		rr_ExpenseExampleNoRedemptionYear03	271
5 years		rr_ExpenseExampleNoRedemptionYear05	471
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,049
1 Year		rr_AverageAnnualReturnYear01	5.99%
5 Years		rr_AverageAnnualReturnYear05	3.91%
10 Years		rr_AverageAnnualReturnYear10	4.36%
RidgeWorth Seix Core Bond Fund | I Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.45%
1 year		rr_ExpenseExampleYear01	$ 46
3 years		rr_ExpenseExampleYear03	144
5 years		rr_ExpenseExampleYear05	252
10 years		rr_ExpenseExampleYear10	567
1 year		rr_ExpenseExampleNoRedemptionYear01	46
3 years		rr_ExpenseExampleNoRedemptionYear03	144
5 years		rr_ExpenseExampleNoRedemptionYear05	252
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 567
2005	[1]	rr_AnnualReturn2005	2.16%
2006	[1]	rr_AnnualReturn2006	4.72%
2007	[1]	rr_AnnualReturn2007	7.34%
2008	[1]	rr_AnnualReturn2008	8.48%
2009	[1]	rr_AnnualReturn2009	6.44%
2010	[1]	rr_AnnualReturn2010	5.42%
2011	[1]	rr_AnnualReturn2011	9.61%
2012	[1]	rr_AnnualReturn2012	3.78%
2013	[1]	rr_AnnualReturn2013	(2.72%)
2014	[1]	rr_AnnualReturn2014	6.42%
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund's total return for the six months ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	(0.03%)
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2008
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	8.51%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.53%)
1 Year		rr_AverageAnnualReturnYear01	6.42%
5 Years		rr_AverageAnnualReturnYear05	4.42%
10 Years		rr_AverageAnnualReturnYear10	5.11%
RidgeWorth Seix Core Bond Fund | IS Shares
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees		rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.33%
1 year		rr_ExpenseExampleYear01	$ 34
3 years		rr_ExpenseExampleYear03	106
5 years		rr_ExpenseExampleYear05	185
10 years		rr_ExpenseExampleYear10	418
1 year		rr_ExpenseExampleNoRedemptionYear01	34
3 years		rr_ExpenseExampleNoRedemptionYear03	106
5 years		rr_ExpenseExampleNoRedemptionYear05	185
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 418
RidgeWorth Seix Core Bond Fund | Return After Taxes on Distributions | I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.45%
5 Years		rr_AverageAnnualReturnYear05	2.79%
10 Years		rr_AverageAnnualReturnYear10	3.49%
RidgeWorth Seix Core Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | I Shares
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.62%
5 Years		rr_AverageAnnualReturnYear05	2.96%
10 Years		rr_AverageAnnualReturnYear10	3.45%
RidgeWorth Seix Core Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
10 Years		rr_AverageAnnualReturnYear10	4.71%

[1]	The performance information shown above is based on a calendar year. The Fund's total return for the six months ended June 30, 2015 was -0.03%.